Filed pursuant to Rule 497(e). File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated June 29, 2004

to the

Prospectus for Class A, B and C Shares of

PIMCO Domestic Stock Funds

Dated December 31, 2003, as revised February 27, 2004

Effective immediately, the Prospectus is supplemented by adding the following paragraph after the third paragraph in the subsection captioned “Redemption Fees” of the section titled “How to Buy and Sell Shares”:

Limitations on the Assessment of Redemption Fees

The Funds may not be able to impose the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that have not agreed to assess and collect the Redemption Fee on such shareholders, or that have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of individual investors from the Fund. This makes it more difficult to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due in part to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully eliminate successive short-term trading in shares of the Funds. The Trust may waive the Redemption Fee in other circumstances. The Trust reserves the right to modify or eliminate Redemption Fee waivers at any time.

Filed pursuant to Rule 497(e). File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated June 29, 2004

to the

Prospectus for Class A, B and C Shares

of PIMCO International/Sector Stock Funds

Dated December 31, 2003

Effective immediately, the Prospectus is supplemented by adding the following paragraph after the third paragraph in the subsection captioned “Redemption Fees” of the section titled “How to Buy and Sell Shares”:

Limitations on the Assessment of Redemption Fees

The Funds may not be able to impose the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that have not agreed to assess and collect the Redemption Fee on such shareholders, or that have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of individual investors from the Fund. This makes it more difficult to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due in part to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully eliminate successive short-term trading in shares of the Funds. The Trust may waive the Redemption Fee in other circumstances. The Trust reserves the right to modify or eliminate Redemption Fee waivers at any time.

Disclosure Relating to the Liquidation of the NACM International Fund

Effective June 25, 2004, the PIMCO NACM International Fund dissolved and its shares are no longer offered to the public. Any shares of the Fund outstanding on the date of liquidation were automatically redeemed on that date.

Disclosure Relating to the RCM Global Healthcare Fund

Effective July 1, 2004, the RCM Global Healthcare Fund will be changing the range of its portfolio holdings. The disclosure in the RCM Global Healthcare Fund Summary will be revised to reflect the “Approximate Number of Holdings” as between “30-60.”

Filed pursuant to Rule 497(e). File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated June 29, 2004

to the

Prospectus for Class D Shares of

PIMCO Domestic Stock Funds

Dated December 31, 2003, as revised February 27, 2004

Effective immediately, the Prospectus is supplemented by adding the following paragraph after the third paragraph in the subsection captioned “Redemption Fees” of the section titled “How to Buy and Sell Shares”:

Limitations on the Assessment of Redemption Fees

The Funds may not be able to impose the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that have not agreed to assess and collect the Redemption Fee on such shareholders, or that have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of individual investors from the Fund. This makes it more difficult to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due in part to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully eliminate successive short-term trading in shares of the Funds. The Trust may waive the Redemption Fee in other circumstances. The Trust reserves the right to modify or eliminate Redemption Fee waivers at any time.

Disclosure Relating to the PEA Renaissance Fund

Effective immediately, the PEA Renaissance Fund has increased the maximum number of holdings in its portfolio from 90-100. The disclosure in the PEA Renaissance Fund Summary is hereby revised to reflect the “Approximate Number of Holdings” as between “50 to 100.”

Filed pursuant to Rule 497(e). File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated June 29, 2004

to the

Prospectus for Class D Shares of

PIMCO International/Sector Stock Funds

Dated December 31, 2003, as revised February 27, 2004

Effective immediately, the Prospectus is supplemented by adding the following paragraph after the third paragraph in the subsection captioned “Redemption Fees” of the section titled “How to Buy and Sell Shares”:

Limitations on the Assessment of Redemption Fees

The Funds may not be able to impose the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that have not agreed to assess and collect the Redemption Fee on such shareholders, or that have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of individual investors from the Fund. This makes it more difficult to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due in part to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully eliminate successive short-term trading in shares of the Funds. The Trust may waive the Redemption Fee in other circumstances. The Trust reserves the right to modify or eliminate Redemption Fee waivers at any time.

Disclosure Relating to the Liquidation of the NACM International Fund

Effective June 25, 2004, the PIMCO NACM International Fund dissolved and its shares are no longer offered to the public. Any shares of the Fund outstanding on the date of liquidation were automatically redeemed on that date.

Disclosure Relating to the RCM Global Healthcare Fund

Effective July 1, 2004, the RCM Global Healthcare Fund will be changing the range of its portfolio holdings. The disclosure in the RCM Global Healthcare Fund Summary will be revised to reflect the “Approximate Number of Holdings” as between “30-60.”

Filed pursuant to Rule 497(e). File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated June 29, 2004

to the

Prospectus for Class R Shares of

PIMCO Stock Funds

Dated November 1, 2003, as revised February 27, 2004

Disclosure Relating to the Liquidation of the NACM International Fund

Effective June 25, 2004, the PIMCO NACM International Fund dissolved and its shares are no longer offered to the public. Any shares of the Fund outstanding on the date of liquidation were automatically redeemed on that date.

Disclosure Relating to the PEA Renaissance Fund

Effective immediately, the PEA Renaissance Fund has increased the maximum number of holdings in its portfolio from 90-100. The disclosure in the PEA Renaissance Fund Summary is hereby revised to reflect the “Approximate Number of Holdings” as between “50 to 100.”

Filed pursuant to Rule 497(e). File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated June 29, 2004

to the

Prospectus for Institutional and Administrative Class Shares

Dated November 1, 2003, as revised February 27, 2004

Effective immediately, the Prospectus is supplemented by adding the following paragraph after the third paragraph in the subsection captioned “Redemption Fees” of the section titled “Purchases, Redemptions and Exchanges”:

Limitations on the Assessment of Redemption Fees

The Funds may not be able to impose the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that have not agreed to assess and collect the Redemption Fee on such shareholders, or that have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of individual investors from the Fund. This makes it more difficult to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due in part to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully eliminate successive short-term trading in shares of the Funds. The Trust may waive the Redemption Fee in other circumstances. The Trust reserves the right to modify or eliminate Redemption Fee waivers at any time.

Disclosure Relating to the PEA Renaissance Fund

Effective immediately, the PEA Renaissance Fund has increased the maximum number of holdings in its portfolio from 90-100. The disclosure in the PEA Renaissance Fund Summary is hereby revised to reflect the “Approximate Number of Holdings” as between “50 to 100.”

Filed pursuant to Rule 497(e). File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated June 29, 2004

to the

Prospectus for Institutional and Administrative Class Shares

of PIMCO RCM Funds

Dated December 31, 2003

Effective immediately, the Prospectus is supplemented by adding the following paragraph after the third paragraph in the subsection captioned “Redemption Fees” of the section titled “Purchases, Redemptions and Exchanges”:

Limitations on the Assessment of Redemption Fees

The Funds may not be able to impose the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that have not agreed to assess and collect the Redemption Fee on such shareholders, or that have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of individual investors from the Fund. This makes it more difficult to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due in part to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully eliminate successive short-term trading in shares of the Funds. The Trust may waive the Redemption Fee in other circumstances. The Trust reserves the right to modify or eliminate Redemption Fee waivers at any time.

Filed pursuant to Rule 497(e). File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated June 29, 2004

to the

Prospectus for Institutional and Administrative Class Shares

of PIMCO NACM Funds

Dated November 1, 2003

Effective immediately, the Prospectus is supplemented by adding the following paragraph after the third paragraph in the subsection captioned “Redemption Fees” of the section titled “Purchases, Redemptions and Exchanges”:

Limitations on the Assessment of Redemption Fees

The Funds may not be able to impose the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that have not agreed to assess and collect the Redemption Fee on such shareholders, or that have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of individual investors from the Fund. This makes it more difficult to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due in part to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully eliminate successive short-term trading in shares of the Funds. The Trust may waive the Redemption Fee in other circumstances. The Trust reserves the right to modify or eliminate Redemption Fee waivers at any time.

Disclosure Relating to the Liquidation of the NACM International Fund

Effective June 25, 2004, the PIMCO NACM International Fund dissolved and its shares are no longer offered to the public. Any shares of the Fund outstanding on the date of liquidation were automatically redeemed on that date.

Filed pursuant to Rule 497(e). File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated June 29, 2004

to the

Prospectus for Class A, B and C Shares of

PIMCO Asset Allocation Fund

Dated December 31, 2003, as revised February 27, 2004

Effective immediately, the Prospectus is supplemented by adding the following paragraph after the third paragraph in the subsection captioned “Redemption Fees” of the section titled “How to Buy and Sell Shares”:

Limitations on the Assessment of Redemption Fees

The Fund may not be able to impose the Redemption Fee in certain circumstances. For example, the Fund will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that have not agreed to assess and collect the Redemption Fee on such shareholders, or that have not agreed to provide the information necessary for the Fund to impose the Redemption Fee on such shareholders. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of individual investors from the Fund. This makes it more difficult to identify short-term transactions in the Fund, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due in part to these limitations on the assessment of the Redemption Fee, the Fund’s use of Redemption Fees may not successfully eliminate successive short-term trading in shares of the Fund. The Trust may waive the Redemption Fee in other circumstances. The Trust reserves the right to modify or eliminate Redemption Fee waivers at any time.

Disclosure Relating to the PEA Renaissance Fund

Effective immediately, one of the Underlying Funds, the PEA Renaissance Fund, has increased the maximum number of holdings in its portfolio from 90-100. The disclosure in the PEA Renaissance Fund Summary is hereby revised to reflect the “Approximate Number of Holdings” as between “50 to 100.”

Filed pursuant to Rule 497(e). File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated June 29, 2004

to the

Prospectus for Class A, B and C Shares of

PIMCO PEA Renaissance Fund

Dated December 31, 2003, as revised February 27, 2004

Effective immediately, the PEA Renaissance Fund has increased the maximum number of holdings in its portfolio from 90-100. The disclosure in the PEA Renaissance Fund Summary is hereby revised to reflect the “Approximate Number of Holdings” as between “50 to 100.”

Effective immediately, the Prospectus is supplemented by adding the following paragraph after the third paragraph in the subsection captioned “Redemption Fees” of the section titled “How to Buy and Sell Shares”:

Limitations on the Assessment of Redemption Fees

The Fund may not be able to impose the Redemption Fee in certain circumstances. For example, the Fund will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that have not agreed to assess and collect the Redemption Fee on such shareholders, or that have not agreed to provide the information necessary for the Fund to impose the Redemption Fee on such shareholders. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of individual investors from the Fund. This makes it more difficult to identify short-term transactions in the Fund, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due in part to these limitations on the assessment of the Redemption Fee, the Fund’s use of Redemption Fees may not successfully eliminate successive short-term trading in shares of the Fund. The Trust may waive the Redemption Fee in other circumstances. The Trust reserves the right to modify or eliminate Redemption Fee waivers at any time.

Filed pursuant to Rule 497(e). File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated June 29, 2004

to the

Prospectus for Class A, B and C Shares of

PIMCO PEA Innovation Fund

Dated December 31, 2003, as revised February 27, 2004

Effective immediately, the Prospectus is supplemented by adding the following paragraph after the third paragraph in the subsection captioned “Redemption Fees” of the section titled “How to Buy and Sell Shares”:

Limitations on the Assessment of Redemption Fees

The Fund may not be able to impose the Redemption Fee in certain circumstances. For example, the Fund will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that have not agreed to assess and collect the Redemption Fee on such shareholders, or that have not agreed to provide the information necessary for the Fund to impose the Redemption Fee on such shareholders. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of individual investors from the Fund. This makes it more difficult to identify short-term transactions in the Fund, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due in part to these limitations on the assessment of the Redemption Fee, the Fund’s use of Redemption Fees may not successfully eliminate successive short-term trading in shares of the Fund. The Trust may waive the Redemption Fee in other circumstances. The Trust reserves the right to modify or eliminate Redemption Fee waivers at any time.

Filed pursuant to Rule 497(e). File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated June 29, 2004

to the

Prospectus for Institutional and Administrative Class Shares

of PIMCO Asset Allocation Fund

Dated December 31, 2003, as revised February 27, 2004

Effective immediately, the Prospectus is supplemented by adding the following paragraph after the third paragraph in the subsection captioned “Redemption Fees” of the section titled “Purchases, Redemptions and Exchanges”:

Limitations on the Assessment of Redemption Fees

The Fund may not be able to impose the Redemption Fee in certain circumstances. For example, the Fund will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that have not agreed to assess and collect the Redemption Fee on such shareholders, or that have not agreed to provide the information necessary for the Fund to impose the Redemption Fee on such shareholders. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of individual investors from the Fund. This makes it more difficult to identify short-term transactions in the Fund, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due in part to these limitations on the assessment of the Redemption Fee, the Fund’s use of Redemption Fees may not successfully eliminate successive short-term trading in shares of the Fund. The Trust may waive the Redemption Fee in other circumstances. The Trust reserves the right to modify or eliminate Redemption Fee waivers at any time.

Disclosure Relating to the PEA Renaissance Fund

Effective immediately, one of the Underlying Funds, the PEA Renaissance Fund, has increased the maximum number of holdings in its portfolio from 90-100. The disclosure in the PEA Renaissance Fund Summary is hereby revised to reflect the “Approximate Number of Holdings” as between “50 to 100.”

Filed pursuant to Rule 497(e). File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated June 29, 2004

to the

Prospectus for Institutional and Administrative Class Shares

of PIMCO NFJ International Value Fund

Dated February 27, 2004

Effective immediately, the Prospectus is supplemented by adding the following paragraph after the third paragraph in the subsection captioned “Redemption Fees” of the section titled “Purchases, Redemptions and Exchanges”:

Limitations on the Assessment of Redemption Fees

The Fund may not be able to impose the Redemption Fee in certain circumstances. For example, the Fund will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that have not agreed to assess and collect the Redemption Fee on such shareholders, or that have not agreed to provide the information necessary for the Fund to impose the Redemption Fee on such shareholders. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of individual investors from the Fund. This makes it more difficult to identify short-term transactions in the Fund, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due in part to these limitations on the assessment of the Redemption Fee, the Fund’s use of Redemption Fees may not successfully eliminate successive short-term trading in shares of the Fund. The Trust may waive the Redemption Fee in other circumstances. The Trust reserves the right to modify or eliminate Redemption Fee waivers at any time.

Filed pursuant to Rule 497(e). File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated June 29, 2004

to the Prospectus

for Institutional Class Shares

of PIMCO RCM Europe Fund

Dated March 31, 2004

Effective immediately, the Prospectus is supplemented by adding the following paragraph after the third paragraph in the subsection captioned “Redemption Fees” of the section titled “Purchases, Redemptions and Exchanges”:

Limitations on the Assessment of Redemption Fees

The Fund may not be able to impose the Redemption Fee in certain circumstances. For example, the Fund will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that have not agreed to assess and collect the Redemption Fee on such shareholders, or that have not agreed to provide the information necessary for the Fund to impose the Redemption Fee on such shareholders. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of individual investors from the Fund. This makes it more difficult to identify short-term transactions in the Fund, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due in part to these limitations on the assessment of the Redemption Fee, the Fund’s use of Redemption Fees may not successfully eliminate successive short-term trading in shares of the Fund. The Trust may waive the Redemption Fee in other circumstances. The Trust reserves the right to modify or eliminate Redemption Fee waivers at any time.

Filed pursuant to Rule 497(e). File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated June 29, 2004

to the

Statement of Additional Information

Dated January 26, 2004

Effective immediately, the paragraph captioned “Other Investment Companies” in the section titled “Foreign Currencies” is hereby deleted and replaced in its entirety as follows:

Other Investment Companies. The laws of some foreign countries may make it difficult or impossible for a Fund to invest directly in issuers organized or headquartered in those countries, or may limit such investments. The only practical means of investing in such companies may be through investment in other investment companies that in turn are authorized to invest in the securities of such issuers. In these cases and in other appropriate circumstances, each PIMCO RCM Fund may invest up to 10% (except for the RCM Mid-Cap Fund) of the value of its total assets in other investment companies but, no more than 5% of its total assets in any one investment company. Unless otherwise permitted under SEC regulations or exemptive relief, each other Fund (except the PIMCO NACM Funds) may invest up to 5% of its assets in other investment companies. None of the PIMCO NACM Funds may invest in securities of other investment companies, except (a) that a PIMCO NACM Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with the same investment objective, policies and restrictions as such Fund; (b) in compliance with the Investment Company Act; or (c) as part of a merger, consolidation, acquisition or reorganization involving such Fund. Except as otherwise permitted under SEC regulations or exemptive relief, no Fund may acquire more than 3% of the outstanding voting securities of any other investment company. If a Fund invests in other investment companies, it will bear its proportionate share of the other investment companies’ management or administrative fees and other expenses. At the same time, the Fund would continue to pay its own management fees and other expenses.

Additionally, the disclosure contained in the first paragraph of the subsection captioned “Limitations on Use of Futures and Futures Options” in the section titled “Derivatives” is hereby deleted and replaced in its entirety as follows:

Limitations on Use of Futures and Futures Options. The Funds may only enter into futures contracts or futures options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. The Funds may enter into positions in futures contracts and related options for “bona fide hedging” purposes (as such term is defined in applicable regulations of the CFTC), for example, to hedge against changes in interest rates, foreign currency exchange rates or securities prices. In addition, certain Funds may utilize futures contracts for investment purposes. For instance, the NACM Global and NACM Pacific Rim Funds may invest to a significant degree in Index Futures on stock indexes and related options (including those which may trade outside of the United States) as an alternative to purchasing individual stocks in order to adjust their exposure to a particular market. In addition, the PIMCO RCM Funds and the PIMCO NACM Funds may not purchase or sell futures contracts or purchase futures options if, immediately thereafter, more than 30% or 25%, respectively, of the value of such Fund’s net assets would be hedged. The RCM Mid-Cap Fund will not engage in transactions in stock index futures options for speculation, but only as a hedge against changes in the value of securities held in the Fund’s portfolio, or securities which the Sub-Adviser intends to purchase for the portfolio resulting from actual or anticipated changes in general market conditions. Such transactions will only be effected when, in the view of the Sub-Adviser, they are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund’s investment portfolio.

The subsection is further amended by incorporating the following as the last paragraph thereof:

The Trust is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

The disclosure contained in the section captioned “Securities Loans” is hereby deleted and replaced in its entirety by the following:

Subject to certain conditions described in the Prospectuses and below, each of the PEA Value, NFJ Dividend Value, NFJ Large-Cap Value, CCM Focused Growth, CCM Capital Appreciation, CCM Mid-Cap, NFJ Small-Cap Value, PEA Growth & Income, PEA Target and CCM Emerging Companies Funds may make secured loans of its portfolio securities to brokers, dealers and other financial institutions amounting to no more than 33 1/3% of its total assets; each of the PIMCO NACM Funds may make such loans amounting to no more than 30% of its total assets; and each of the PEA Renaissance, PEA Growth, PEA Opportunity and PEA Innovation Funds may make such loans amounting to no more than 25% of its total assets. The PIMCO RCM Funds may also make such loans to the extent permitted by the 1940 Act. Additionally, under the terms of exemptive relief granted by the Securities and Exchange Commission, the Funds many loan their securities to affiliates of PA Fund Management. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Adviser or the Sub-Advisers to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal at all times to the market value of the securities lent. The borrower pays to the lending Fund an amount equal to any dividends or interest received on the securities lent.

The Fund may invest the cash collateral received (generally in money market investments or money market funds) or receive a fee from the borrower. In the case of cash collateral, the Fund typically pays a rebate to the borrower. Subject to conditions established by the Securities and Exchange Commission staff, a Fund may transfer cash collateral into a joint account along with cash collateral of other Funds. Cash collateral in these joint accounts may be invested in repurchase agreements and/or short-term money market instruments. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. Each Fund’s performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities.

Also effective immediately, the fourth paragraph from the end of the subsection captioned “Non-Fundamental Investment Restrictions,” in the section titled “Investment Restrictions” is hereby deleted.

Effective immediately, the third paragraph under the subsection captioned “Committees of the Board of Trustees” in the section titled “Management of the Trust” is hereby deleted and replaced in its entirety by the following:

The Trust’s Valuation Committee is currently composed of Messrs. Coburn and Treadway. The Valuation Committee has been delegated responsibility by the Trust’s Board of Trustees for making determinations of the fair value of the Funds’ securities on behalf of the Board in accordance with the Funds’ valuation procedures. The Valuation Committee convened 29 times during the fiscal year ended June 30, 2003.